Estimated Fair Value of Financial Instruments	9 Months Ended
Dec. 31, 2011
Estimated Fair Value of Financial Instruments
17.	Estimated Fair Value of Financial Instruments

The following information is provided to help readers gain an understanding of the relationship between amounts reported in the accompanying consolidated financial statements and the related market or fair value.

The disclosures include financial instruments and derivatives financial instruments, other than investment in direct financing leases, investment in subsidiaries and affiliates, pension obligations and insurance contracts.

March 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥71,991	¥71,991
Futures, foreign exchange contracts:
Assets	1,524	1,524
Liabilities	1,254	1,254
Credit derivatives held/written:
Assets	49	49
Liabilities	236	236
Options held/written, caps held and other:
Assets	3,467	3,467
Liabilities	2,071	2,071

Non-trading instruments
Assets:
Cash and cash equivalents	¥732,127	¥732,127
Restricted cash	118,065	118,065
Time deposits	5,148	5,148
Installment loans (net of allowance for probable loan losses)	2,850,215	2,860,886
Investment in securities:
Practicable to estimate fair value	937,129	937,541
Not practicable to estimate fair value	166,261	166,261
Liabilities:
Short-term debt	478,633	478,633
Deposits	1,065,175	1,070,513
Long-term debt	4,531,268	4,491,271
Futures, foreign exchange contracts:
Assets	1,109	1,109
Liabilities	3,714	3,714
Foreign currency swap agreements:
Assets	14,766	14,766
Liabilities	33,481	33,481
Interest rate swap agreements:
Assets	2,070	2,070
Liabilities	1,320	1,320

December 31, 2011

	Millions of yen
	Carrying amount	Estimated fair value
Trading instruments
Trading securities	¥33,818	¥33,818
Futures, foreign exchange contracts:
Assets	580	580
Liabilities	581	581
Credit derivatives held:
Assets	162	162
Liabilities	4	4
Options held/written, caps held and other:
Assets	4,101	4,101
Liabilities	2,678	2,678

Non-trading instruments
Assets:
Cash and cash equivalents	¥662,894	¥662,894
Restricted cash	122,103	122,103
Time deposits	7,020	7,020
Installment loans (net of allowance for probable loan losses)	2,626,743	2,649,391
Investment in securities:
Practicable to estimate fair value	929,488	932,506
Not practicable to estimate fair value	204,414	204,414
Liabilities:
Short-term debt	467,121	467,121
Deposits	1,063,667	1,068,967
Long-term debt	4,172,523	4,138,341
Futures, foreign exchange contracts:
Assets	1,527	1,527
Liabilities	1,212	1,212
Foreign currency swap agreements:
Assets	8,671	8,671
Liabilities	3,687	3,687
Interest rate swap agreements:
Assets	4,625	4,625
Liabilities	1,433	1,433

Estimation of fair value

The following methods and significant assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

Cash and cash equivalents, restricted cash, time deposits and short-term debt—The carrying amounts recognized in the balance sheets were determined to be reasonable estimates of their fair values due to their short maturity.

Installment loans—The carrying amounts of floating-rate installment loans with no significant changes in credit risk and which could be repriced within a short-term period were determined to be reasonable estimates of their fair values. The carrying amounts of purchased loans were determined to be reasonable estimates of their fair values because the carrying amounts (net of allowance) are considered to properly reflect the recoverability and value of these loans. For certain homogeneous categories of medium- and long-term fixed-rate loans, such as housing loans, the estimated fair values were calculated by discounting the future cash flows using the current interest rates charged by the Company and its subsidiaries for new loans made to borrowers with similar credit ratings and remaining maturities. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

        Investment in securities—For trading securities and available-for-sale securities other than specified bonds issued by SPEs and certain other mortgage-backed and asset-backed securities, the estimated fair values, which are also the carrying amounts recorded in the balance sheets, were generally based on quoted market prices or quotations provided by dealers. As for the specified bonds issued by the SPEs and certain other mortgage-backed and asset-backed securities included in available-for-sale securities, the Company and its subsidiaries estimated the fair value by discounting future cash flows (see Note 3). For held-to-maturity securities, the estimated fair values were based on quoted market prices, if available. If a quoted market price was not available, estimated fair values were determined using quoted market prices for similar securities or the carrying amounts (where carrying amounts were believed to approximate the estimated fair values). For certain investment funds included in other securities, the fair values are estimated based on net asset value per share. With regard to other securities other than the investment funds described above, the Company and its subsidiaries have not estimated the fair value, as it is not practicable to do so. Those other securities mainly consist of non-marketable equity securities and preferred capital shares. Because there were no quoted market prices for such other securities and each security has a different nature and characteristics, reasonable estimates of fair values could not be made without incurring excessive costs.

Deposits—The carrying amounts of demand deposits recognized in the consolidated balance sheets were determined to be reasonable estimates of their fair values. The estimated fair values of time deposits were calculated by discounting the future cash flows. The current interest rates offered for the deposits with similar terms and remaining average maturities were used as the discount rates.

Long-term debt—The carrying amounts of long-term debt with floating rates which could be repriced within short-term periods were determined to be reasonable estimates of their fair values. For medium-and long-term fixed-rate debt, the estimated fair values were calculated by discounting the future cash flows. The borrowing interest rates that were currently available to the Company and its subsidiaries offered by financial institutions for debt with similar terms and remaining average maturities were used as the discount rates. Concerning above, if available, estimated fair values were based on quoted market prices or quotations provided by dealers.

Derivatives—For exchange-traded derivatives, fair value is based on quoted market prices. Fair value estimates for other derivatives generally reflect the estimated amounts that the Company and its subsidiaries would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Discounted amounts of future cash flows using the current interest rate are used when estimating the fair values for most of the Company’s and its subsidiaries’ derivatives.